Share-based compensation - Fair Value Inputs (Details)	12 Months Ended
	Dec. 31, 2024 yr $ / shares	Dec. 31, 2023 yr $ / shares
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in canadian dollars per share)	$ 61.80	$ 52.73
Weighted average exercise price (in canadian dollars per share)	$ 61.80	$ 52.73
Risk-free interest rate	3.54%	3.14%
Expected life in years | yr	4.5	4.5
Expected dividend yield	0.00%	0.00%
Volatility	57.00%	64.00%
Weighted average fair value of options issued (in canadian dollars per share)	$ 30.76	$ 28.44